UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: December 31, 2008 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  10001 Woodloch Forest Drive, Suite 225
          The Woodlands, Texas 77380

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, The Woodlands, TX    February 10, 2009


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:    97891


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Arena Resources Inc            Common Stock    040049108      6,822    242,850                 Sole     None     Sole
Bill Barrett Corp              Common Stock    06846N104      4,142    196,031                 Sole     None     Sole
Carrizo Oil & Gas,Inc          Common Stock    144577103      2,866    178,000                 Sole     None     Sole
Cimarex Energy Co.             Common Stock    171798101      7,600    283,000                 Sole     None     Sole
Devon Energy Corp              Common Stock    25179M103      9,156    139,355                 Sole     None     Sole
Forest Oil Corp                Common Stock    346091705      4,997    303,033                 Sole     None     Sole
Gastar Exploration, Ltd.       Common Stock    367299104        232    692,975                 Sole     None     Sole
Gulfport Energy Corp.          Common Stock    402635304        499    126,426                 Sole     None     Sole
Hess Corp                      Common Stock    42809H107      3,126     58,285                 Sole     None     Sole
Newfield Exploration           Common Stock    651290108      6,150    311,400                 Sole     None     Sole
Noble Energy Inc               Common Stock    655044105      8,854    179,882                 Sole     None     Sole
Petroleo Brasileiro, S.A.-ADR  Common Stock    71654V408      4,318    176,336                 Sole     None     Sole
Petroleum Development Corp     Common Stock    716578109      8,355    347,107                 Sole     None     Sole
Range Resources                Common Stock    75281A109      6,275    182,467                 Sole     None     Sole
Suncor Energy, Inc.            Common Stock    867229106      1,472     75,468                 Sole     None     Sole
Ultra Petroleum Corp           Common Stock    903914109      7,232    209,572                 Sole     None     Sole
United States Oil Fund, LP     Common Stock    91232N108      2,648     80,000                 Sole     None     Sole
Whiting Petroleum Corp         Common Stock    966387102      3,011     90,000                 Sole     None     Sole
Petrobank Energy & Resources   Common Stock    71645P106     10,136    606,413                 Sole     None     Sole